Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of right of use assets under lease - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of right of use assets under lease [Line Items]
Balances beginning	$ 182,910	$ 154,284
Balances at ending	197,573	182,910
Additions	24,136	48,008
Disposals	(9,473)	(17,669)
Impairment		(1,713)
Other
Land and buildings [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of right of use assets under lease [Line Items]
Balances beginning	182,910	154,284
Balances at ending	197,573	182,910
Additions	24,136	48,008
Disposals	(9,473)	(17,669)
Impairment		(1,713)
Other
Other [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of right of use assets under lease [Line Items]
Balances beginning
Balances at ending
Additions
Disposals
Impairment
Other